Third Quarter Report
January 31, 2024 (Unaudited)
Columbia Bond Fund
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Portfolio of Investments
Columbia Bond Fund, January 31, 2024 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities — Non-Agency 21.6%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Subordinated Series 2023-1PL Class B
03/18/2030	6.800%	1,351,320	1,353,082
Subordinated Series 2023-3PL Class C
08/19/2030	7.350%	2,750,000	2,796,119
ACM Auto Trust(a)
Series 2023-2A Class A
06/20/2030	7.970%	2,024,862	2,040,654
Affirm Asset Securitization Trust(a)
Series 2023-A Class 1A
01/18/2028	6.610%	2,000,000	2,011,383
Series 2023-A Class A
01/18/2028	6.610%	2,900,000	2,916,505
Series 2023-B Class A
09/15/2028	6.820%	4,700,000	4,809,702
American Credit Acceptance Receivables Trust(a)
Subordinated Series 2022-2 Class C
06/13/2028	4.410%	4,286,194	4,263,061
Avant Loans Funding Trust(a)
Subordinated Series 2021-REV1 Class B
07/15/2030	1.640%	3,950,000	3,892,121
Bain Capital Credit CLO Ltd.(a),(b)
Series 2018-1A Class B
3-month Term SOFR + 1.662% 04/23/2031	6.977%	2,000,000	1,987,714
Series 2020-5A Class C
3-month Term SOFR + 2.612% Floor 2.350% 01/20/2032	7.929%	4,480,000	4,481,165
Carlyle Global Market Strategies CLO Ltd.(a),(b)
Series 2016-1A Class A1R2
3-month Term SOFR + 1.402% Floor 1.140% 04/20/2034	6.719%	4,300,000	4,303,969
Carlyle Group LP(a),(b)
Series 2017-5A Class A2
3-month Term SOFR + 1.662% 01/20/2030	6.979%	2,000,000	1,993,454
Carvana Auto Receivables Trust(a)
Series 2023-N1 Class A
04/12/2027	6.360%	4,927,265	4,940,832
Cent CLO Ltd.(a),(b)
Series 2018-C17A Class A2R
3-month Term SOFR + 1.862% Floor 1.600% 04/30/2031	7.179%	1,800,000	1,800,266
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dryden 83 CLO Ltd.(a),(b)
Series 2020-83A Class C
3-month Term SOFR + 2.412% Floor 2.150% 01/18/2032	7.710%	5,000,000	4,999,895
Dryden CLO Ltd.(a),(b)
Series 2018-57A Class B
3-month Term SOFR + 1.612% Floor 1.350% 05/15/2031	6.991%	1,250,000	1,242,499
DT Auto Owner Trust(a)
Series 2023-2A Class A
04/15/2027	5.880%	4,905,990	4,912,407
Subordinated Series 2021-3A Class C
05/17/2027	0.870%	2,132,849	2,095,273
Subordinated Series 2022-1A Class C
11/15/2027	2.960%	2,850,000	2,799,774
Subordinated Series 2023-3A Class B
03/15/2028	6.070%	4,850,000	4,879,267
Exeter Automobile Receivables Trust
Subordinated Series 2023-3A Class B
09/15/2027	6.110%	800,000	804,750
GLS Auto Receivables Issuer Trust(a)
Subordinated Series 2022-1A-B Class B
05/15/2026	2.840%	1,405,872	1,395,972
LendingPoint Asset Securitization Trust(a)
Subordinated Series 2022-A Class C
06/15/2029	2.820%	1,189,743	1,176,055
LL ABS Trust(a)
Series 2021-1A Class A
05/15/2029	1.070%	116,390	115,394
Lucali CLO Ltd.(a),(b)
Series 2020-1A Class C
3-month Term SOFR + 2.462% Floor 2.200% 01/15/2033	7.776%	6,500,000	6,494,962
Series 2020-1A Class D
3-month Term SOFR + 3.862% Floor 3.600% 01/15/2033	9.176%	1,500,000	1,500,359
Madison Park Funding XXIV Ltd.(a),(b)
Series 2016-24A Class BR
3-month Term SOFR + 2.012% 10/20/2029	7.329%	5,000,000	4,996,160
Madison Park Funding XXVII Ltd.(a),(b)
Series 2018-27A Class A2
3-month Term SOFR + 1.612% 04/20/2030	6.929%	3,700,000	3,685,037

Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Marlette Funding Trust(a)
Series 2023-2A Class A
06/15/2033	6.040%	2,159,287	2,157,772
Series 2023-3A Class A
09/15/2033	6.490%	2,575,024	2,582,427
Octagon Investment Partners 35 Ltd.(a),(b)
Series 2018-1A Class A2
3-month Term SOFR + 1.662% Floor 1.400% 01/20/2031	6.979%	1,820,000	1,801,827
Octagon Investment Partners XXII Ltd.(a),(b)
Series 2014-1A Class BRR
3-month Term SOFR + 1.712% Floor 1.450% 01/22/2030	7.029%	4,000,000	3,991,336
Oportun Issuance Trust(a)
Series 2021-B Class A
05/08/2031	1.470%	6,800,000	6,417,193
Series 2022-3 Class A
01/08/2030	7.451%	613,462	613,774
OZLM XXI(a),(b)
Series 2017-21A Class A1
3-month Term SOFR + 1.412% 01/20/2031	6.729%	4,895,187	4,895,961
Pagaya AI Debt Selection Trust(a)
Series 2021-5 Class A
08/15/2029	1.530%	148,537	148,223
Pagaya AI Debt Trust(a)
Series 2023-3 Class A
12/16/2030	7.600%	4,713,880	4,739,739
Series 2023-5 Class A
04/15/2031	7.179%	2,988,360	2,998,650
Series 2023-6 Class A
06/16/2031	7.128%	4,589,389	4,610,488
Subordinated Series 2022-1 Class B
10/15/2029	3.344%	4,199,445	4,047,710
Subordinated Series 2022-2 Class B
01/15/2030	6.630%	3,228,808	3,207,801
Subordinated Series 2023-7 Class B
07/15/2031	7.549%	3,012,034	3,041,874
Pagaya AI Debt Trust(a),(c)
Subordinated Series 2023-7 Class AB
07/15/2031	7.342%	3,800,000	3,812,882
Prosper Marketplace Issuance Trust(a)
Subordinated Series 2023-1A Class B
07/16/2029	7.480%	1,800,000	1,832,595
Reach ABS Trust(a)
Subordinated Series 2023-1A Class B
02/18/2031	7.330%	4,550,000	4,636,457
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Research-Driven Pagaya Motor Asset Trust(a)
Series 2023-4A Class A
03/25/2032	7.540%	3,500,000	3,510,118
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	1,191,239	1,082,724
RR 1 LLC(a),(b)
Series 2017-1A Class A2B
3-month Term SOFR + 1.862% Floor 1.600% 07/15/2035	7.176%	10,000,000	10,000,620
RR 3 Ltd.(a),(b)
Series 2014-14A Class A1R2
3-month Term SOFR + 1.352% Floor 1.090% 01/15/2030	6.666%	3,283,839	3,287,452
Santander Drive Auto Receivables Trust
Series 2024-1 Class A2
02/16/2027	5.710%	3,961,000	3,963,746
Santander Revolving Auto Loan Trust(a)
Series 2019-A Class A
01/26/2032	2.510%	3,496,000	3,407,213
Theorem Funding Trust(a)
Series 2022-2A Class A
12/15/2028	6.060%	1,277,641	1,273,610
Series 2022-3A Class A
04/15/2029	7.600%	2,776,330	2,800,112
Series 2023-1A Class A
04/15/2029	7.580%	1,371,881	1,386,185
Upstart Pass-Through Trust(a)
Series 2021-ST1 Class A
02/20/2027	2.750%	332,802	327,325
Series 2021-ST10 Class A
01/20/2030	2.250%	2,413,211	2,355,598
Series 2021-ST6 Class A
08/20/2027	1.850%	1,202,232	1,164,452
Series 2021-ST9 Class A
11/20/2029	1.700%	579,293	570,641
Upstart Securitization Trust(a)
Series 2023-1 Class A
02/20/2033	6.590%	945,380	945,835
Series 2023-2 Class A
06/20/2033	6.770%	1,729,844	1,735,533
Subordinated Series 2021-5 Class B
11/20/2031	2.490%	5,000,000	4,877,307
Upstart Structured Pass-Through Trust(a)
Series 2022-1A Class A
04/15/2030	3.400%	2,014,252	1,977,246
Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westlake Automobile Receivables Trust(a)
Series 2023-3A Class A3
05/17/2027	5.820%	1,800,000	1,822,498
Total Asset-Backed Securities — Non-Agency (Cost $186,641,900)			186,712,755

Commercial Mortgage-Backed Securities - Agency 0.1%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series 2017-K070 Class A2
11/25/2027	3.303%	1,000,000	962,691
Total Commercial Mortgage-Backed Securities - Agency (Cost $1,012,550)			962,691

Commercial Mortgage-Backed Securities - Non-Agency 9.1%

American Homes 4 Rent Trust(a)
Series 2014-SFR2 Class A
10/17/2036	3.786%	2,275,717	2,242,263
BAMLL Commercial Mortgage Securities Trust(a),(c)
Series 2013-WBRK Class A
03/10/2037	3.652%	1,350,000	1,230,383
BAMLL Commercial Mortgage Securities Trust(a),(b)
Series 2019-RLJ Class D
1-month Term SOFR + 1.997% Floor 1.950% 04/15/2036	7.330%	1,300,000	1,284,487
Braemar Hotels & Resorts Trust(a),(b)
Series 2018-PRME Class A
1-month Term SOFR + 0.867% Floor 0.820% 06/15/2035	6.268%	79,211	78,835
COMM Mortgage Trust(a),(c)
Subordinated Series 2020-CBM Class D
02/10/2037	3.754%	1,750,000	1,649,972
Corevest American Finance Trust(a)
Series 2020-4 Class A
12/15/2052	1.174%	6,970,533	6,493,024
Credit Suisse Mortgage Capital Certificates OA LLC(a)
Series 2014-USA Class A2
09/15/2037	3.953%	6,220,000	5,630,185
Hilton USA Trust(a)
Subordinated Series 2016-SFP Class D
11/05/2035	4.927%	1,646,000	711,042
Invitation Homes Trust(a),(b)
Subordinated Series 2018-SFR4 Class C
1-month Term SOFR + 1.514% Floor 1.400% 01/17/2038	6.848%	1,999,908	1,993,747
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Subordinated Series 2021-2NU Class C
01/05/2040	2.077%	1,750,000	1,292,584
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Morgan Stanley Capital I Trust(a),(c)
Series 2019-MEAD Class D
11/10/2036	3.283%	1,200,000	1,028,923
New Residential Mortgage Loan Trust(a)
Series 2022-SFR1 Class A
02/17/2039	2.400%	6,182,813	5,630,707
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class B
1-month Term SOFR + 1.614% Floor 1.500% 01/15/2036	6.948%	5,000,000	4,637,717
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	7.648%	5,000,000	4,525,272
Progress Residential Trust(a)
Series 2020-SFR1 Class E
04/17/2037	3.032%	1,800,000	1,726,168
Series 2020-SFR3 Class B
10/17/2027	1.495%	4,000,000	3,748,364
Series 2020-SFR3 Class C
10/17/2027	1.695%	6,250,000	5,838,079
Series 2022-SFR1 Class A
02/17/2041	2.709%	2,987,754	2,689,604
Subordinated Series 2022-SFR4 Class B
05/17/2041	4.788%	6,000,000	5,843,530
SFO Commercial Mortgage Trust(a),(b)
Series 2021-555 Class A
1-month Term SOFR + 1.264% Floor 1.150% 05/15/2038	6.598%	8,000,000	7,679,375
Tricon American Homes(a)
Series 2020-SFR1 Class C
07/17/2038	2.249%	7,000,000	6,455,826
UBS Commercial Mortgage Trust(a),(b)
Series 2018-NYCH Class B
1-month Term SOFR + 1.297% Floor 1.250% 02/15/2032	6.630%	900,000	877,714
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 1.047% Floor 0.875% 12/15/2034	6.380%	4,720,000	4,436,953
Subordinated Series 2017-SMP Class C
1-month Term SOFR + 1.372% Floor 1.200% 12/15/2034	6.705%	800,000	697,761
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $85,006,663)			78,422,515

Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)

Common Stocks 0.0%
Issuer	Shares	Value ($)
Consumer Staples 0.0%
Beverages 0.0%
Crimson Wine Group Ltd.(d)	3	17
Total Consumer Staples		17
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Vitesse Energy, Inc.	4	84
Total Energy		84
Financials 0.0%
Capital Markets 0.0%
Jefferies Financial Group, Inc.	39	1,590
Total Financials		1,590
Total Common Stocks (Cost $—)		1,691

Corporate Bonds & Notes 18.8%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 0.6%
Boeing Co. (The)
08/01/2059	3.950%	2,463,000	1,811,730
L3Harris Technologies, Inc.
07/31/2033	5.400%	686,000	705,977
Northrop Grumman Corp.
06/01/2034	4.900%	950,000	956,003
Raytheon Technologies Corp.
03/15/2032	2.375%	2,441,000	2,028,872
Total			5,502,582
Banking 8.0%
Bank of America Corp.(e)
07/23/2031	1.898%	4,505,000	3,711,816
10/24/2031	1.922%	2,300,000	1,882,564
10/20/2032	2.572%	5,507,000	4,583,722
02/04/2033	2.972%	5,600,000	4,778,103
Subordinated
09/21/2036	2.482%	357,000	286,396
Citigroup, Inc.(e)
06/03/2031	2.572%	864,000	744,050
01/25/2033	3.057%	3,676,000	3,140,820
Goldman Sachs Group, Inc. (The)(e)
07/21/2032	2.383%	3,310,000	2,725,756
10/21/2032	2.650%	3,570,000	2,983,572
HSBC Holdings PLC(e)
05/24/2032	2.804%	3,358,000	2,821,072
11/22/2032	2.871%	5,039,000	4,209,374
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase & Co.(e)
10/15/2030	2.739%	639,000	568,708
04/22/2032	2.580%	11,860,000	10,048,066
11/08/2032	2.545%	1,694,000	1,416,697
Morgan Stanley(e)
07/21/2032	2.239%	2,729,000	2,230,930
10/20/2032	2.511%	6,123,000	5,096,920
07/21/2034	5.424%	519,000	525,518
Subordinated
09/16/2036	2.484%	500,000	398,950
PNC Financial Services Group, Inc. (The)(e)
06/12/2029	5.582%	2,528,000	2,580,824
10/20/2034	6.875%	918,000	1,022,254
01/22/2035	5.676%	2,817,000	2,891,998
US Bancorp(e)
06/12/2034	5.836%	830,000	856,043
Wells Fargo & Co.(e)
07/25/2029	5.574%	234,000	239,120
10/23/2029	6.303%	939,000	989,714
10/30/2030	2.879%	2,525,000	2,248,296
07/25/2034	5.557%	6,100,000	6,234,605
01/23/2035	5.499%	3,000	3,059
Total			69,218,947
Cable and Satellite 0.5%
Charter Communications Operating LLC/Capital
05/01/2047	5.375%	610,000	509,310
12/01/2061	4.400%	2,927,000	1,968,515
06/30/2062	3.950%	3,670,000	2,253,282
Total			4,731,107
Construction Machinery 0.2%
John Deere Capital Corp.
07/14/2028	4.950%	1,732,000	1,769,917
Electric 1.3%
AEP Texas, Inc.
01/15/2050	3.450%	1,400,000	990,505
Duke Energy Corp.
09/01/2046	3.750%	3,035,000	2,331,843
08/15/2052	5.000%	471,000	434,527
Edison International
11/15/2028	5.250%	1,658,000	1,672,785
Emera US Finance LP
06/15/2046	4.750%	2,910,000	2,402,605
FirstEnergy Corp.
03/01/2050	3.400%	532,000	369,367
Pacific Gas and Electric Co.
07/01/2050	4.950%	3,680,000	3,200,873
Total			11,402,505
Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 1.6%
Bacardi Ltd.(a)
05/15/2048	5.300%	3,330,000	3,176,311
Bacardi Ltd./Bacardi-Martini BV(a)
06/15/2033	5.400%	3,500,000	3,536,688
Constellation Brands, Inc.
05/01/2033	4.900%	4,744,000	4,713,936
Diageo Capital PLC
10/05/2033	5.625%	2,185,000	2,327,878
Total			13,754,813
Health Care 1.2%
CVS Health Corp.
07/20/2045	5.125%	2,031,000	1,895,985
03/25/2048	5.050%	2,460,000	2,262,352
GE HealthCare Technologies, Inc.
11/15/2027	5.650%	586,000	604,314
HCA, Inc.
09/01/2030	3.500%	6,272,000	5,688,261
Total			10,450,912
Healthcare Insurance 0.8%
Aetna, Inc.
11/15/2042	4.125%	357,000	295,349
08/15/2047	3.875%	285,000	220,793
Centene Corp.
10/15/2030	3.000%	6,940,000	6,002,278
Total			6,518,420
Life Insurance 0.0%
Peachtree Corners Funding Trust(a)
02/15/2025	3.976%	335,000	328,694
Media and Entertainment 0.5%
Meta Platforms, Inc.
05/15/2063	5.750%	649,000	701,745
Warnermedia Holdings, Inc.
03/15/2062	5.391%	3,962,000	3,414,686
Total			4,116,431
Midstream 1.1%
Energy Transfer LP
05/15/2034	5.550%	1,170,000	1,181,095
Kinder Morgan Energy Partners LP
09/01/2044	5.400%	1,396,000	1,308,017
Kinder Morgan, Inc.
02/15/2046	5.050%	671,000	602,451
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Plains All American Pipeline LP/Finance Corp.
06/15/2044	4.700%	4,576,000	3,909,489
Western Gas Partners LP
08/15/2048	5.500%	550,000	486,956
Western Midstream Operating LP
01/15/2029	6.350%	696,000	728,089
Western Midstream Operating LP(e)
02/01/2050	5.250%	1,335,000	1,192,152
Total			9,408,249
Natural Gas 0.1%
NiSource, Inc.
05/01/2030	3.600%	981,000	914,250
Pharmaceuticals 0.8%
Amgen, Inc.
03/02/2063	5.750%	2,961,000	3,048,595
Pfizer Investment Enterprises Pte., Ltd.
05/19/2033	4.750%	4,002,000	3,999,906
Total			7,048,501
Retailers 0.5%
Lowe’s Companies, Inc.
04/01/2062	4.450%	1,914,000	1,604,095
09/15/2062	5.800%	2,183,000	2,274,775
Total			3,878,870
Technology 0.5%
Broadcom, Inc.(a)
11/15/2036	3.187%	3,417,000	2,772,674
NXP BV/Funding LLC/USA, Inc.
05/01/2030	3.400%	200,000	182,737
01/15/2033	5.000%	1,254,000	1,236,773
Total			4,192,184
Transportation Services 0.4%
ERAC USA Finance LLC(a)
05/01/2028	4.600%	3,769,000	3,749,527
Wireless 0.7%
American Tower Corp.
08/15/2029	3.800%	338,000	319,090
T-Mobile US, Inc.
02/15/2031	2.875%	6,066,000	5,311,609
Total			5,630,699
Total Corporate Bonds & Notes (Cost $169,061,051)			162,616,608

Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Inflation-Indexed Bonds 0.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.3%
U.S. Treasury Inflation-Indexed Bond
10/15/2028	2.375%	2,250,545	2,327,346
Total Inflation-Indexed Bonds (Cost $2,312,322)			2,327,346

Residential Mortgage-Backed Securities - Agency 41.6%

Federal Home Loan Mortgage Corp.(f)
06/01/2043	4.000%	1,113,005	1,076,361
05/01/2052	3.000%	8,725,832	7,704,099
Federal Home Loan Mortgage Corp.
09/01/2051	2.500%	15,467,871	13,134,547
02/01/2052	3.000%	6,023,019	5,285,322
08/01/2052	4.000%	13,541,264	12,882,454
08/01/2052- 02/01/2053	4.500%	12,244,181	11,884,121
Federal Home Loan Mortgage Corp.(b),(g)
CMO Series 4903 Class SA
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 08/25/2049	0.591%	1,816,492	197,253
Federal Home Loan Mortgage Corp.(g)
CMO Series 5162 Class IA
11/25/2051	3.000%	8,004,935	1,378,294
Federal National Mortgage Association
08/01/2029- 09/01/2045	3.000%	1,389,671	1,325,511
05/01/2043- 05/01/2052	3.500%	31,877,355	29,144,411
02/01/2048- 08/01/2052	4.000%	35,016,707	33,337,731
01/01/2052	2.500%	9,779,244	8,260,459
09/01/2053	5.000%	13,446,090	13,400,419
Federal National Mortgage Association(f)
07/01/2038	6.000%	502,030	522,372
01/01/2040	5.500%	585,537	602,247
08/01/2040	4.500%	969,439	953,804
10/01/2042	3.000%	1,411,603	1,282,113
07/01/2045- 02/01/2046	3.500%	1,706,247	1,581,304
11/01/2045	4.000%	520,064	496,331
Federal National Mortgage Association(b),(g)
CMO Series 2016-53 Class KS
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.541%	660,785	78,917
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2016-57 Class SA
-1.0 x 30-day Average SOFR + 5.886% Cap 6.000% 08/25/2046	0.541%	1,607,062	202,209
CMO Series 2016-93 Class SL
-1.0 x 30-day Average SOFR + 6.536% Cap 6.650% 12/25/2046	1.191%	2,088,825	169,936
CMO Series 2017-109 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.691%	758,385	109,689
CMO Series 2017-20 Class SA
-1.0 x 30-day Average SOFR + 5.986% Cap 6.100% 04/25/2047	0.641%	673,877	87,584
CMO Series 2017-54 Class SN
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 07/25/2047	0.691%	1,379,673	195,690
CMO Series 2018-66 Class SM
-1.0 x 30-day Average SOFR + 6.086% Cap 6.200% 09/25/2048	0.741%	931,584	105,972
CMO Series 2018-74 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 10/25/2048	0.691%	1,131,365	128,608
CMO Series 2019-33 Class SB
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 07/25/2049	0.591%	2,721,300	298,669
CMO Series 2019-60 Class SH
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 10/25/2049	0.591%	1,042,810	135,098
CMO Series 2019-67 Class SE
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 11/25/2049	0.591%	1,644,234	242,192
Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal National Mortgage Association(g)
CMO Series 2021-3 Class TI
02/25/2051	2.500%	11,075,488	1,840,310
Federal National Mortgage Association REMICS(b),(g)
CMO Series 2017-108 Class SA
-1.0 x 30-day Average SOFR + 6.036% Cap 6.150% 01/25/2048	0.691%	11,476,030	1,575,040
CMO Series 2019-73 Class SC
-1.0 x 30-day Average SOFR + 5.936% Cap 6.050% 12/25/2049	0.591%	18,196,584	2,324,994
CMO Series 2020-39 Class MS
-1.0 x 30-day Average SOFR + 5.966% Cap 6.080% 06/25/2050	0.621%	11,455,902	1,447,608
Freddie Mac REMICS(g)
CMO Series 5152 Class XI
11/25/2050	2.500%	14,512,818	1,801,666
CMO Series 5287 Class NI
05/25/2051	3.500%	7,181,035	1,354,949
Government National Mortgage Association(b)
1-year CMT + 1.500% Cap 10.000% 04/20/2028	3.875%	869	857
Government National Mortgage Association(f)
04/20/2048	4.500%	660,691	651,913
Government National Mortgage Association(b),(g)
CMO Series 2017-112 Class SJ
-1.0 x 1-month Term SOFR + 5.546% Cap 5.660% 07/20/2047	0.209%	2,358,101	205,785
CMO Series 2017-130 Class HS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2047	0.749%	806,139	81,941
CMO Series 2017-149 Class BS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2047	0.749%	1,002,846	121,652
CMO Series 2017-163 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 11/20/2047	0.749%	424,505	47,582
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2017-37 Class SB
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 03/20/2047	0.699%	598,626	72,273
CMO Series 2018-103 Class SA
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.749%	584,620	66,429
CMO Series 2018-112 Class LS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 08/20/2048	0.749%	732,137	82,346
CMO Series 2018-125 Class SK
-1.0 x 1-month Term SOFR + 6.136% Cap 6.250% 09/20/2048	0.799%	949,078	83,757
CMO Series 2018-134 Class KS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 10/20/2048	0.749%	768,462	79,856
CMO Series 2018-148 Class SB
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 01/20/2048	0.749%	1,427,638	174,232
CMO Series 2018-151 Class SA
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 11/20/2048	0.699%	1,227,092	134,997
CMO Series 2018-89 Class MS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 06/20/2048	0.749%	762,248	79,182
CMO Series 2018-91 Class DS
-1.0 x 1-month Term SOFR + 6.086% Cap 6.200% 07/20/2048	0.749%	817,560	82,280
CMO Series 2019-20 Class JS
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 02/20/2049	0.549%	1,170,174	124,990

Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2019-5 Class SH
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 01/20/2049	0.699%	851,129	87,978
CMO Series 2019-56 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2049	0.699%	874,272	96,881
CMO Series 2019-59 Class KS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2049	0.599%	887,490	97,510
CMO Series 2019-74 Class PS
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 06/20/2049	0.599%	12,193,508	1,491,047
CMO Series 2019-85 Class SC
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.699%	853,085	95,338
CMO Series 2019-90 Class SD
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 07/20/2049	0.699%	2,021,208	251,197
CMO Series 2019-92 Class SD
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 07/20/2049	0.649%	4,922,350	566,436
CMO Series 2020-11 Class LS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 01/20/2050	0.599%	18,850,329	2,294,786
CMO Series 2020-188 Class SA
-1.0 x 1-month Term SOFR + 6.186% Cap 6.300% 12/20/2050	0.849%	10,868,439	1,425,609
CMO Series 2020-21 Class VS
-1.0 x 1-month Term SOFR + 6.164% Cap 6.050% 02/20/2050	0.599%	675,790	76,444
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2020-61 Class SW
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 08/20/2049	0.599%	7,728,173	830,159
CMO Series 2020-62 Class SG
-1.0 x 1-month Term SOFR + 6.036% Cap 6.150% 05/20/2050	0.699%	1,180,581	129,910
CMO Series 2022-207 Class SA
-1.0 x 1-month Term SOFR + 5.886% Cap 6.000% 09/20/2049	0.549%	29,552,239	3,628,595
CMO Series 2022-207 Class SC
-1.0 x 1-month Term SOFR + 5.986% Cap 6.100% 01/20/2050	0.649%	12,196,840	1,345,744
CMO Series 2023-17 Class SY
-1.0 x 1-month Term SOFR + 5.936% Cap 6.050% 05/20/2050	0.599%	11,778,263	1,300,299
Government National Mortgage Association(g)
CMO Series 2020-164 Class CI
11/20/2050	3.000%	6,775,021	1,067,226
CMO Series 2020-175 Class KI
11/20/2050	2.500%	19,143,874	2,598,689
CMO Series 2020-191 Class UG
12/20/2050	3.500%	6,857,518	1,092,430
CMO Series 2021-119 Class QI
07/20/2051	3.000%	7,765,538	1,105,997
CMO Series 2021-139 Class IC
08/20/2051	3.000%	18,057,235	2,864,984
CMO Series 2021-16 Class KI
01/20/2051	2.500%	9,132,590	1,243,589
Government National Mortgage Association TBA(h)
02/20/2054	4.000%	18,000,000	17,099,597
02/20/2054	4.500%	10,000,000	9,735,735
Uniform Mortgage-Backed Security TBA(h)
02/15/2039- 02/13/2054	3.000%	61,078,000	53,611,438
02/15/2039- 02/13/2054	3.500%	19,000,000	17,496,639
02/15/2039- 02/13/2054	4.000%	28,000,000	26,573,648
02/13/2054	4.500%	7,000,000	6,767,575
02/13/2054	5.000%	18,500,000	18,257,663
Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
02/13/2054	6.000%	27,000,000	27,369,668
Total Residential Mortgage-Backed Securities - Agency (Cost $365,614,577)			359,241,167

Residential Mortgage-Backed Securities - Non-Agency 25.5%

510 Asset Backed Trust(a),(c)
CMO Series 2021-NPL2 Class A1
06/25/2061	2.116%	2,191,666	2,083,116
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-1 Class M1
12/25/2059	3.161%	3,000,000	2,705,262
CMO Series 2020-3 Class A1
04/25/2065	1.691%	1,857,412	1,725,979
CMO Series 2021-5 Class A2
07/25/2066	1.208%	3,966,575	3,333,583
Angel Oak Mortgage Trust I LLC(a),(c)
CMO Series 2018-3 Class M1
09/25/2048	4.421%	428,208	421,619
Arroyo Mortgage Trust(a),(c)
CMO Series 2019-2 Class A3
04/25/2049	3.800%	145,561	135,475
Arroyo Mortgage Trust(a)
CMO Series 2020-1 Class M1
03/25/2055	4.277%	3,946,000	3,283,468
Bellemeade Re Ltd.(a),(b)
CMO Series 2019-3A Class M1C
1-month Term SOFR + 2.064% Floor 1.950% 07/25/2029	7.400%	1,497,710	1,500,367
CMO Series 2022-1 Class M1A
30-day Average SOFR + 1.750% Floor 1.750% 01/26/2032	7.094%	2,752,589	2,754,260
BRAVO Residential Funding Trust(a),(c)
CMO Series 2020-NQM1 Class M1
05/25/2060	3.181%	2,500,000	2,290,570
CMO Series 2020-RPL2 Class A1
05/25/2059	2.000%	1,639,449	1,486,107
CMO Series 2021-A Class A1
10/25/2059	1.991%	2,457,982	2,415,737
Bunker Hill Loan Depositary Trust(a),(c)
CMO Series 2019-3 Class A2
11/25/2059	2.981%	546,189	532,442
CMO Series 2019-3 Class A3
11/25/2059	3.135%	795,875	775,458
CMO Series 2020-1 Class A1
02/25/2055	1.724%	2,126,055	2,026,096
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BVRT Financing Trust(a),(b),(i)
CMO Series 2021-3F Class M2
30-day Average SOFR + 2.900% Floor 2.900% 07/12/2033	4.187%	5,168,855	5,168,855
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,154,302	3,832,132
CMO Series 2022-2 Class A1
03/25/2067	3.757%	3,664,023	3,449,793
CMO Series 2022-3 Class A1
05/25/2067	5.000%	4,119,207	4,089,287
CMO Series 2023-3 Class A1
07/25/2058	7.100%	4,844,804	4,917,902
COLT Mortgage Loan Trust(a),(c)
CMO Series 2020-2 Class A2
03/25/2065	3.094%	350,000	335,915
CMO Series 2021-3 Class A1
09/27/2066	0.956%	2,648,961	2,067,790
CMO Series 2021-5 Class A2
11/26/2066	2.606%	4,270,000	3,122,358
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2022-R01 Class 1M2
30-day Average SOFR + 1.900% 12/25/2041	7.245%	2,650,000	2,670,579
CMO Series 2022-R04 Class 1M2
30-day Average SOFR + 3.100% 03/25/2042	8.445%	4,000,000	4,164,918
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A2
02/25/2066	1.384%	3,056,454	2,652,680
CMO Series 2021-RPL2 Class A1A
01/25/2060	1.115%	2,990,771	2,478,481
CSMC Trust(a),(c)
CMO Series 2020-RPL2 Class A12
02/25/2060	3.535%	794,099	842,897
CMO Series 2020-RPL6 Class A1
03/25/2059	3.385%	8,227,567	8,239,508
CMO Series 2021-NQM8 Class A1
10/25/2066	1.841%	3,480,016	2,971,976
CMO Series 2022-NQM1 Class A3
11/25/2066	2.675%	3,083,944	2,579,616
CMO Series 2022-RPL3 Class A1
03/25/2061	3.613%	3,648,406	3,586,717
Subordinated CMO Series 2020-RPL3 Class A1
03/25/2060	4.046%	2,302,422	2,304,491

Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2021-1 Class A2
05/25/2065	0.973%	510,712	465,847
Eagle Re Ltd.(a),(b)
Subordinated CMO Series 2020-1 Class M1B
1-month Term SOFR + 1.564% 01/25/2030	6.900%	219,322	219,285
Ellington Financial Mortgage Trust(a),(c)
CMO Series 2020-1 Class A3
05/25/2065	3.999%	550,000	516,770
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA3 Class M1
30-day Average SOFR + 0.750% 10/25/2033	6.095%	1,103,398	1,103,375
CMO Series 2022-DNA1 Class M1B
30-day Average SOFR + 1.850% 01/25/2042	7.195%	3,000,000	3,010,296
Subordinated CMO Series 2022-DNA6 Class M1A
30-day Average SOFR + 2.150% 09/25/2042	7.495%	1,883,581	1,907,087
Freddie Mac Structured Agency Credit Risk Debt Notes(a),(b)
CMO Series 2022-DNA2 Class M1B
30-day Average SOFR + 2.400% 02/25/2042	7.745%	3,800,000	3,885,028
FWD Securitization Trust(a),(c)
CMO Series 2020-INV1 Class M1
01/25/2050	2.850%	3,500,000	2,892,220
GCAT LLC(a),(c)
CMO Series 2021-CM1 Class A1
04/25/2065	1.469%	2,211,588	2,043,643
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	2,644,635	2,410,674
CMO Series 2022-NQM2 Class A3
02/25/2067	4.210%	4,339,517	3,974,407
GS Mortgage-Backed Securities Corp. Trust(a),(c)
CMO Series 2021-NQM1 Class A1
07/25/2061	1.017%	2,216,528	1,896,393
Home Re Ltd.(a),(b)
Subordinated CMO Series 2022-1 Class M1A
30-day Average SOFR + 2.850% 10/25/2034	8.195%	1,807,321	1,819,708
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM4 Class A2
01/25/2057	2.296%	1,653,928	1,396,906
Legacy Mortgage Asset Trust(a),(c)
CMO Series 2021-GS2 Class A1
04/25/2061	1.750%	1,881,477	1,823,692
CMO Series 2021-SL2 Class A
10/25/2068	1.875%	2,286,659	2,160,852
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(c)
CMO Series 2020-NQM2 Class M1
04/25/2065	3.034%	3,500,000	2,926,920
CMO Series 2020-NQM3 Class A1
01/26/2065	1.014%	3,992,522	3,686,967
CMO Series 2020-NQM3 Class A2
01/26/2065	1.324%	1,597,012	1,477,782
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	1,197,759	1,110,534
CMO Series 2021-INV2 Class A3
11/25/2056	2.264%	2,244,891	1,935,593
MFRA Trust(a),(c)
CMO Series 2021-INV1 Class A2
01/25/2056	1.057%	250,967	230,291
CMO Series 2021-INV1 Class A3
01/25/2056	1.262%	391,257	358,581
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2018-1A Class A1A
12/25/2057	4.000%	5,585,663	5,307,099
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	2,500,126	2,391,037
Oaktown Re III Ltd.(a),(b)
CMO Series 2019-1A Class M1B
30-day Average SOFR + 2.064% Floor 1.950% 07/25/2029	7.409%	490,394	491,716
PMT Credit Risk Transfer Trust(a),(b)
Series 2019-2R Class A
1-month Term SOFR + 3.864% Floor 3.750% 05/30/2025	9.201%	375,889	376,099
PNMAC GMSR Issuer Trust(a),(b)
CMO Series 2018-GT2 Class A
1-month Term SOFR + 2.764% 08/25/2025	8.100%	2,582,692	2,595,630
Preston Ridge Partners Mortgage Trust(a),(c)
CMO Series 2020-6 Class A1
11/25/2025	2.363%	6,797,740	6,751,501
CMO Series 2021-1 Class A1
01/25/2026	2.115%	4,466,555	4,412,167
CMO Series 2021-2 Class A1
03/25/2026	2.115%	1,712,891	1,682,098
CMO Series 2021-3 Class A1
04/25/2026	1.867%	1,478,879	1,432,618
CMO Series 2021-8 Class A1
09/25/2026	1.743%	1,259,398	1,217,666
Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners(a),(c)
CMO Series 2022-NPL1 Class A1
01/25/2052	2.981%	2,929,323	2,909,638
PRKCM Trust(a),(c)
CMO Series 2021-AFC1 Class A3
08/25/2056	2.069%	5,037,404	4,090,961
CMO Series 2021-AFC1 Class M1
08/25/2056	3.114%	4,516,000	2,888,861
PRPM LLC(a),(c)
CMO Series 2021-RPL1 Class A1
07/25/2051	1.319%	3,420,781	3,084,811
CMO Series 2023-RCF2 Class A2
11/25/2053	4.000%	2,557,000	2,351,619
Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-3 Class A3
09/25/2059	3.044%	14,320	13,860
Stanwich Mortgage Loan Co. LLC(a),(c)
CMO Series 2021-NPB1 Class A1
10/16/2026	2.735%	1,971,608	1,851,632
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	3,193,331	3,056,170
CMO Series 2020-2 Class A3
04/25/2060	3.000%	4,765,277	4,630,781
CMO Series 2020-3 Class A3
04/25/2065	2.591%	5,000,000	4,094,524
CMO Series 2020-3 Class M1
04/25/2065	3.544%	2,800,000	2,308,719
CMO Series 2020-INV1 Class A2
11/25/2055	1.439%	3,257,529	2,994,855
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	1,233,002	1,131,645
CMO Series 2021-3 Class A1
06/25/2056	1.127%	822,340	675,993
Towd Point Mortgage Trust(a),(c)
CMO Series 2019-4 Class M1B
10/25/2059	3.000%	10,000,000	8,345,675
TRK Trust(a),(c)
CMO Series 2021-INV2 Class A1
11/25/2056	1.966%	5,262,222	4,447,138
Vendee Mortgage Trust(c),(g)
CMO Series 1998-1 Class 2IO
03/15/2028	0.000%	360,585	0
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 1998-3 Class IO
03/15/2029	0.000%	447,053	0
Verus Securitization Trust(a),(c)
CMO Series 2019-INV3 Class A3
11/25/2059	3.100%	239,045	229,728
CMO Series 2020-1 Class A3
01/25/2060	2.724%	694,589	654,347
CMO Series 2020-4 Class A3
05/25/2065	2.321%	1,204,924	1,137,393
CMO Series 2021-4 Class A2
07/25/2066	1.247%	3,833,416	3,050,713
Verus Securitization Trust(a)
CMO Series 2020-INV1 Class A2
03/25/2060	3.035%	4,000,000	3,897,881
CMO Series 2020-INV1 Class A3
03/25/2060	3.889%	2,800,000	2,703,809
Visio Trust(a)
CMO Series 2020-1R Class A3
11/25/2055	1.873%	1,136,409	1,054,045
CMO Series 2021-1R Class A1
05/25/2056	1.280%	2,016,925	1,803,283
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $235,906,666)			220,263,997

Call Option Contracts Purchased 0.1%
Value ($)
(Cost $792,500)	1,052,200

Money Market Funds 2.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.541%(j),(k)	25,426,706	25,421,620
Total Money Market Funds (Cost $25,414,402)		25,421,620
Total Investments in Securities (Cost: $1,071,762,631)		1,037,022,590
Other Assets & Liabilities, Net		(172,920,564)
Net Assets		864,102,026
At January 31, 2024, securities and/or cash totaling $8,438,002 were pledged as collateral.

Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	269	03/2024	USD	30,216,266	953,531	—
U.S. Treasury 5-Year Note	703	03/2024	USD	76,198,609	1,483,147	—
U.S. Treasury Ultra Bond	299	03/2024	USD	38,636,406	2,135,535	—
Total					4,572,213	—

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Long Bond	(160)	03/2024	USD	(19,575,000)	—	(1,073,426)
U.S. Treasury 2-Year Note	(188)	03/2024	USD	(38,663,375)	—	(101,619)
Total					—	(1,175,045)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
10-Year OTC interest rate swap with Morgan Stanley to receive exercise rate and pay SOFR	Morgan Stanley	USD	25,000,000	25,000,000	3.75	11/29/2024	792,500	1,052,200
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2024, the total value of these securities amounted to $494,194,665, which represents 57.19% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2024.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2024.

(d)	Non-income producing investment.
(e)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2024.

(f)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(g)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(h)	Represents a security purchased on a when-issued basis.
(i)	Valuation based on significant unobservable inputs.
(j)	The rate shown is the seven-day current annualized yield at January 31, 2024.
(k)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.541%
	92,910,208	307,974,240	(375,469,885)	7,057	25,421,620	2,399	2,062,045	25,426,706
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Columbia Bond Fund  | Third Quarter Report 2024

Portfolio of Investments  (continued)
Columbia Bond Fund, January 31, 2024 (Unaudited)
Currency Legend
USD	US Dollar
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.

Columbia Bond Fund  | Third Quarter Report 2024

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3QT121_04_P01_(03/24)